10. FOREIGN CURRENCY GAINS AND LOSSES	9 Months Ended
Sep. 30, 2017
Foreign Currency Transaction [Abstract]
FOREIGN CURRENCY GAINS AND LOSSES

Foreign currency transaction gains or losses result from exchange rate fluctuations on transactions denominated in a currency other than the AUD functional currency, and are included in the statement of income during the period the fluctuations occur. A foreign currency loss of $22,050 was recognized for the three months ended September 30, 2017.